Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net Income (loss)	$ 3,681	$ (71,487)	$ (65,012)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	5,987	10,185	6,876
Amortization of premium and accretion of discount on marketable securities, net	(730)	6,385	7,903
Amortization of discount and issuance costs of convertible notes	2,541	2,527	20,029
Share -based compensation	68,698	71,755	55,407
Exchange rate fluctuations and other items, net	71	5	229
Impairment of intangible assets	0	27,629	0
Impairment of lease ROU asset	211	0	0
Changes in assets and liabilities:
User funds	(8,582)	(15,307)	(29,729)
Operating lease ROU assets and liabilities	(205)	(1,485)	253
Other receivables	(2,877)	(4,847)	(6,240)
Trade payables	(3,195)	(113)	4,667
Deferred revenue	(306)	(792)	4,123
User accounts	9,171	14,416	26,589
Revaluation of contingent consideration	(570)	(12,249)	11,771
Payment of contingent consideration	0	(504)	(507)
Account payables, accrued expenses, and other non- current liabilities	9,291	3,994	1,678
Net cash provided by operating activities	83,186	30,112	38,037
Investing activities:
Investment in marketable securities	(309,155)	(141,701)	(282,450)
Proceeds from maturities of marketable securities	273,186	130,701	193,757
Acquisition of business, net of cash acquired	0	0	(97,084)
Bank and restricted deposits	46,858	(0)	(41,115)
Acquisition of intangible asset	0	(175)	0
Purchase of property and equipment	(1,053)	(1,198)	(1,684)
Capitalization of internal-use software and other	(60)	(1,000)	(894)
Other receivables and non-current assets	(0)	(1,251)	0
Net cash provided by (used in) investing activities	9,776	(14,624)	(229,470)
Financing activities:
Proceeds from issuance of convertible notes, net	0	(0)	(34)
Proceeds from exercise of share options	2,765	3,765	8,294
Payment of contingent consideration	0	(1,105)	(1,105)
Tax withholding in connection with employees’ exercises of share options and vested RSUs	87	(2,028)	(8,987)
Repayment of long-term loan	0	(2,269)	(565)
Net cash provided by (used in) financing activities	2,852	(1,637)	(2,397)
Effect of exchange rate fluctuations on cash, cash equivalents and restricted cash	(29)	(32)	(130)
Increase (decrease) in cash, cash equivalents and restricted cash	95,785	13,819	(193,960)
Cash, cash equivalents and restricted cash at the beginning of the year	87,889	74,070	268,030
Cash, cash equivalents and restricted cash at the end of the year	183,674	87,889	74,070
Supplemental non-cash disclosure:
Purchase of property and equipment	153	208	294
Share-based compensation capitalized in internal-use software	0	274	247
Contingent consideration	0	0	12,258
Lease liabilities arising from obtaining right-of-use assets	465	359	229
Supplemental cash flow disclosure
Cash paid for taxes	589	235	78
Cash paid for interest	145	246	107
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	183,674	86,752	71,151
Restricted cash	0	1,137	2,919
Total cash, cash equivalents and restricted cash	$ 183,674	$ 87,889	$ 74,070